Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies
—
Note 15
Commitments and contingencies
Contingencies—Regulatory,

Compliance and Legal
Regulatory
As a result of an internal investigation, the Company self-reported to the Securities and Exchange
Commission (SEC) and the Department of Justice (DoJ)

in the United States as well as to the Serious Fraud
Office (SFO) in the United Kingdom concerning certain

of its past dealings with Unaoil and its subsidiaries,
including alleged improper payments made by these entities

to third parties. In May 2020, the SFO closed its
investigation, which it originally announced in February 2017, as the case did not meet the relevant test for
prosecution. The Company continues to cooperate with the

U.S. authorities as requested. At this time, it is
not possible for the Company to make an informed judgment

about the outcome of this matter.
Based on findings during an internal investigation, the

Company self-reported to the SEC and the DoJ,

in the
United States, to the Special Investigating Unit (SIU) and

the National Prosecuting Authority (NPA)

in South
Africa as well as to various authorities in other countries

potential suspect payments and other compliance
concerns in connection with some of the Company’s

dealings with Eskom and related persons. Many of those
parties have expressed an interest in, or commenced an

investigation into, these matters and the Company

is
cooperating fully with them. The Company paid $ 104

million to Eskom in December 2020 as part of a full and
final settlement with Eskom and the Special Investigatin

g

Unit relating to improper payments and other
compliance issues associated with the Controls and Instrumentation

Contract, and its Variation

Orders for
Units 1 and 2 at Kusile. The Company continues to cooperate

fully with the authorities in their review of the
Kusile project and is in discussions with them regarding a coordinated resolution.

Although the Company
believes that there could be an unfavorable outcome in

one or more of these ongoing reviews,

at this time it
is not possible for the Company to make an informed

judgment about the possible financial impact.
General
The Company is aware of proceedings, or the threat of

proceedings, against it and others in respect of
private claims by customers and other third parties with regard to certain actual or alleged anticompetitive
practices. Also, the Company is subject to other claims

and legal proceedings, as well as investigations
carried out by various law enforcement authorities. With respect to the above-mentioned claims, regulatory
matters, and any related proceedings, the Company will bear

the related costs, including costs necessary to
resolve them.
Liabilities recognized
At December 31, 2021 and 2020, the Company had aggregate

liabilities of $
104

million and $
100

million,
respectively, included

in “Other provisions”

and “Other non
‑
current liabilities”, for the above regulatory,
compliance and legal contingencies, and none of the individual liabilities recognized was significant. As it is
not possible to make an informed judgment on, or reasonably

predict, the outcome of certain matters and as
it is not possible, based on information currently available to management,

to estimate the maximum potential
liability on other matters, there could be adverse outcomes

beyond the amounts accrued.
Guarantees
General
The following table provides quantitative data regarding the Company

’s third
‑
party guarantees. The maximum
potential payments represent a “worst
‑
case scenario”, and do not reflect management’s

expected outcomes.
Maximum potential payments (1)
December 31, ($ in millions) 2021 2020
Performance guarantees

4,540 6,726
Financial guarantees

52 339
Indemnification guarantees
(2)
136 177
Total 4,728 7,242
(1)
Maximum potential payments include amounts in both continuing and discontinued operations.
(2)
Certain indemnifications provided to Hitachi in connection with the divestment of Power Grids are without limit.
The carrying amount of liabilities recorded in the Consolidated

Balance Sheets reflects the Company’s best
estimate of future payments, which it may incur as part

of fulfilling its guarantee obligations. In respect of the
above guarantees, the carrying amounts of liabilities at December

31, 2021 and 2020, amounted to $
156
million and $ 135

million, respectively,

the majority of which is included in discontinued

operations.
The Company is party to various guarantees providing financial or performance assurances to certain third
parties. These guarantees, which have various maturities

up to 2035, mainly consist of performance
guarantees whereby (i) the Company guarantees the performance of a third party’s product or service
according to the terms of a contract and (ii) as member

of a consortium/joint venture that includes third
parties, the Company guarantees not only its own performance but also the work of third parties. Such
guarantees may include guarantees that a project will

be completed within a specified time. If the third party
does not fulfill the obligation, the Company will compensate the guaranteed party in cash or in kind. The
original maturity dates for the majority of these performance guarantees range from
one

to
ten years .
In conjunction with the divestment of the high
‑
voltage cable and cables accessories businesses,

the
Company has entered into various performance guarantees

with other parties with respect to certain liabilities
of the divested business. At December 31, 2021 and 2020,

the maximum potential payable under these
guarantees amounts to $ 911

million and $
994

million, respectively,

and these guarantees have various
maturities ranging from five

to
ten years .
The Company retained obligations for financial, performance

and indemnification guarantees related to the
Power Grids business sold on July 1, 2020 (see Note 3

for details). The performance and financial
guarantees
have been indemnified by Hitachi at the same proportion

of its ownership in Hitachi Energy Ltd,
formerly Hitachi ABB Power Grids ( 80.1

percent). These guarantees, which have various maturities

up to
2035, primarily consist of bank guarantees, standby letters

of credit, business performance guarantees and
other trade-related guarantees, the majority of which have

original maturity dates ranging from
one

to
ten
years. The maximum amount payable under these guarantees

at December 31, 2021 and 2020, is
approximately $ 3.2

billion and $
5.5

billion, respectively,

and the carrying amounts of liabilities (recorded in
discontinued operations) at December 31, 2021 and 2020,

amounted to $
136

million and $
135

million,
respectively.
Commercial commitments
In addition, in the normal course of bidding for and executing certain projects, the Company has entered into
standby letters of credit, bid/performance bonds and surety

bonds (collectively “performance bonds”) with
various financial institutions. Customers can draw on such performance bonds in the event that the Company
does not fulfill its contractual obligations. The Company

would then have an obligation to reimburse the
financial institution for amounts paid under the performance bonds. At December 31, 2021 and 2020, the total
outstanding performance bonds aggregated to $ 3.6

billion and $
4.3

billion, respectively,

of which $
0.1

billion
and $ 0.3

billion, respectively,

relate to discontinued operations. There have been no significant amounts
reimbursed to financial institutions under these types of

arrangements in 2021 and 2020.
Product and order
‑
related contingencies
The Company calculates its provision for product warranties

based on historical claims experience and
specific review of certain contracts.
The reconciliation of the “Provisions for warranties”, including guarantees of product performance, was as
follows:
($ in millions) 2021 2020 2019
Balance at January 1, 1,035 816 948
Net change in warranties due to acquisitions, divestments and liabilities held for sale (1) 1 8 (88)
Claims paid in cash or in kind

(222) (209) (310)
Net increase in provision for changes in
estimates, warranties issued and warranties expired

226 369 276
Exchange rate differences

(35) 51 (10)
Balance at December 31, 1,005 1,035 816
(1)

Includes adjustments

to the initial

purchase price

allocation

recorded

during the

measurement

period.
In 2020, the Company determined that the provision for a product warranty related to a divested business
was no longer sufficient to cover expected warranty

costs in the remaining warranty period. Due to an
unexpected level of product failure, the previously estimated product warranty provision was increased by
$ 143

million during 2020. The corresponding increase was included in “Cost of sales of products”. As these
costs relate to a divested business, in accordance with the

definition of the Company’s primary measure of
segment performance, Operational EBITA

(see Note 23), the costs have been excluded from

this measure.
The warranty liability has been recorded based on the

information currently available and is subject to change
in the future.
Related party transactions
The Company conducts business with certain companies

where members of the Company’s Board of
Directors or Executive Committee act, or in recent years

have acted, as directors or senior executives. The
Company’s Board of Directors has determined

that the Company’s business relationships

with those
companies do not constitute material business relationships. This determination was made in accordance
with the Company’s related party transaction policy

which was prepared based on the Swiss Code of

Best
Practice and the independence criteria set forth in the

corporate governance rules of the New York

Stock
Exchange.